Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts attributable to the Company:
Loss from continuing operations attributable to common share owners								$ (24.8)	$ (41.7)	$ (17.4)	$ (95.3)	$ (104.8)
Loss from discontinued operations attributable to common share owners								0.0	0.3	0.3	(22.5)	(89.2)
Net loss attributable to ADS Waste Holdings, Inc. common share owners for per share calculations	$ 24.1	$ (15.4)	$ (19.3)	$ (35.9)	$ (32.4)	$ (25.1)	$ (24.4)	$ (24.8)	$ (41.4)	$ (17.1)	$ (117.8)	$ (194.0)
Per share loss from continuing operations attributable to common share owners (in dollars per share)								$ (24,800)	$ (41,700)
Discontinued operations (in dollars per share)									$ 300
Common stock, shares outstanding	1,000			1,000				1,000		1,000	1,000